Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 1,781,763,440	$ 1,583,725,745
BCRA - Unrestricted current account	758,790,439	783,628,140
Balances with other local and foreign institutions	283,329,888	121,565,176
Allowances for ECL	(478,017)	(589,055)
TOTAL	$ 2,823,405,750	$ 2,488,330,006	$ 2,008,588,332	$ 2,883,317,143